Segment Information - Additional Information (Detail) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment									2
Segment reporting information, revenue	$ 32,340	$ 30,937	$ 30,532	$ 32,171	$ 34,254	$ 33,158	$ 32,224	$ 31,984	$ 125,980	$ 131,620	$ 127,079
Number of customers individually accounting for more than ten percent of total operating revenues									No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2016, 2015 and 2014.
Fios revenues | Wireline
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 11,200	$ 10,700	$ 9,800